CONVERTIBLE NOTES PAYABLE (Details Narrative)				12 Months Ended
	Oct. 15, 2021 USD ($) d $ / shares shares	Oct. 08, 2021 USD ($) d $ / shares shares	Sep. 17, 2021 USD ($) d $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Debt instrument unamortized discount				$ 785,149
Interest expense				455,824	228,748
Amortization of discounts on debt				629,759
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Interest expense				$ 78,247	$ 0
Evergreen Capital Management LLC [Member] | Senior Secured Promissory Notes [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage	20.00%	20.00%	20.00%
Debt instrument face amount	$ 240,000	$ 480,000	$ 720,000
Debt instrument unamortized discount	$ 40,000	$ 80,000	$ 120,000
Debt Instrument, Maturity Date, Description	nine months to July 15, 2022	nine months to July 8, 2022
Debt instrument, conversion price | $ / shares	$ 11.60	$ 11.60	$ 11.60
Debt instrument convertible stock price	90.00%	90.00%	90.00%
Debt instrument convertible trading days | d	5	5	5
Warrant granted | shares	20,690	41,379	62,069
Class of warrant or right expense	five-years	five-years	five-years
Exercise price per share | $ / shares	$ 11.60	$ 11.60	$ 11.60
Warrant [Member] | Evergreen Capital Management LLC [Member]
Short-term Debt [Line Items]
Class of warrant of securities | shares	1,655	3,310	4,966
Commission expenses	$ 5,756	$ 9,695	$ 37,977